CLEARBRIDGE ALL CAP GROWTH ESG ETF

Schedule of investments (unaudited)	June 30, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
COMMUNICATION SERVICES - 14.5%
Entertainment - 1.9%
Liberty Media Corp.-Liberty Formula One, Class A Shares	1,365	$58,190	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	2,093	100,903	*
Lions Gate Entertainment Corp., Class B Shares	9,009	164,865	*
Sea Ltd., ADR	5,831	1,601,193	*
Walt Disney Co.	13,682	2,404,885	*

Total Entertainment		4,330,036

Interactive Media & Services - 8.2%
Facebook Inc., Class A Shares	30,802	10,710,163	*
Match Group Inc.	2,800	451,500	*
Twitter Inc.	108,426	7,460,793	*

Total Interactive Media & Services		18,622,456

Media - 4.4%
AMC Networks Inc., Class A Shares	7,371	492,383	*
Comcast Corp., Class A Shares	113,616	6,478,384
Discovery Inc., Class A Shares	42,836	1,314,209	*
Liberty Broadband Corp., Class A Shares	819	137,731	*
Liberty Broadband Corp., Class C Shares	3,605	626,044	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	5,824	271,282	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	11,648	540,351	*

Total Media		9,860,384

TOTAL COMMUNICATION SERVICES		32,812,876

CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.8%
Aptiv PLC	12,058	1,897,085

Internet & Direct Marketing Retail - 8.4%
Alibaba Group Holding Ltd., ADR	8,308	1,884,088	*
Amazon.com Inc.	4,763	16,385,482	*
Qurate Retail Inc., Class A Shares	44,499	582,492

Total Internet & Direct Marketing Retail		18,852,062

Specialty Retail - 3.9%
Advance Auto Parts Inc.	10,980	2,252,438
Home Depot Inc.	13,890	4,429,382
Ulta Beauty Inc.	6,117	2,115,075	*

Total Specialty Retail		8,796,895

TOTAL CONSUMER DISCRETIONARY		29,546,042

CONSUMER STAPLES - 0.9%
Beverages - 0.9%
Monster Beverage Corp.	23,575	2,153,576	*

See Notes to Schedule of Investments.

ClearBridge All Cap Growth ESG ETF 2021 Quarterly Report	1

CLEARBRIDGE ALL CAP GROWTH ESG ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
HEALTH CARE - 17.0%
Biotechnology - 6.8%
AbbVie Inc.	14,883	$1,676,421
Amgen Inc.	9,390	2,288,813
Biogen Inc.	14,105	4,884,138	*
ImmunoGen Inc.	18,843	124,176	*
Ionis Pharmaceuticals Inc.	25,834	1,030,518	*
Vertex Pharmaceuticals Inc.	26,318	5,306,498	*

Total Biotechnology		15,310,564

Health Care Equipment & Supplies - 0.9%
Alcon Inc.	12,997	913,169
Medtronic PLC	8,190	1,016,625

Total Health Care Equipment & Supplies		1,929,794

Health Care Providers & Services - 6.3%
Guardant Health Inc.	18,908	2,348,185	*
UnitedHealth Group Inc.	29,846	11,951,532

Total Health Care Providers & Services		14,299,717

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific Inc.	6,229	3,142,343

Pharmaceuticals - 1.6%
Zoetis Inc.	19,291	3,595,071

TOTAL HEALTH CARE		38,277,489

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.0%
L3Harris Technologies Inc.	13,727	2,967,091
Raytheon Technologies Corp.	19,014	1,622,085

Total Aerospace & Defense		4,589,176

Air Freight & Logistics - 1.4%
United Parcel Service Inc., Class B Shares	15,227	3,166,759

Building Products - 1.1%
Johnson Controls International PLC	36,855	2,529,359

Machinery - 0.4%
Pentair PLC	11,284	761,557

Professional Services - 1.3%
IHS Markit Ltd.	25,399	2,861,451

Road & Rail - 1.7%
Lyft Inc., Class A Shares	15,731	951,411	*
Uber Technologies Inc.	57,336	2,873,680	*

Total Road & Rail		3,825,091

See Notes to Schedule of Investments.

2	ClearBridge All Cap Growth ESG ETF 2021 Quarterly Report

CLEARBRIDGE ALL CAP GROWTH ESG ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 1.3%
NOW Inc.	22,386	$212,443	*
W.W. Grainger Inc.	6,354	2,783,052

Total Trading Companies & Distributors		2,995,495

TOTAL INDUSTRIALS		20,728,888

INFORMATION TECHNOLOGY - 40.3%
Electronic Equipment, Instruments & Components - 1.4%
TE Connectivity Ltd.	24,115	3,260,589

IT Services - 4.3%
Akamai Technologies Inc.	16,946	1,975,904	*
Fidelity National Information Services Inc.	13,126	1,859,560
Visa Inc., Class A Shares	25,410	5,941,366

Total IT Services		9,776,830

Semiconductors & Semiconductor Equipment - 9.7%
ASML Holding NV, Registered Shares	3,000	2,072,520
Broadcom Inc.	13,854	6,606,141
Cree Inc.	24,508	2,400,069	*
NVIDIA Corp.	6,804	5,443,880
NXP Semiconductors NV	11,306	2,325,870
QUALCOMM Inc.	20,805	2,973,659

Total Semiconductors & Semiconductor Equipment		21,822,139

Software - 19.6%
Adobe Inc.	9,387	5,497,403	*
Atlassian Corp. PLC, Class A Shares	8,566	2,200,263	*
Autodesk Inc.	15,015	4,382,879	*
Cerence Inc.	3,235	345,207	*
Citrix Systems Inc.	23,751	2,785,280
DocuSign Inc.	6,506	1,818,882	*
Dolby Laboratories Inc., Class A Shares	17,745	1,744,156
FireEye Inc.	88,952	1,798,610	*
Microsoft Corp.	32,789	8,882,540
Nuance Communications Inc.	16,160	879,750	*
Palo Alto Networks Inc.	7,756	2,877,864	*
salesforce.com Inc.	18,807	4,593,986	*
Splunk Inc.	19,600	2,833,768	*
VMware Inc., Class A Shares	11,687	1,869,569	*
Workday Inc., Class A Shares	6,756	1,612,927	*

Total Software		44,123,084

Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc.	33,797	4,628,837

See Notes to Schedule of Investments.

ClearBridge All Cap Growth ESG ETF 2021 Quarterly Report	3

CLEARBRIDGE ALL CAP GROWTH ESG ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - continued
Seagate Technology Holdings		51,977	$4,570,338
Western Digital Corp.		38,373	2,731,006	*

Total Technology Hardware, Storage & Peripherals			11,930,181

TOTAL INFORMATION TECHNOLOGY			90,912,823

MATERIALS - 2.2%
Chemicals - 0.8%
Ecolab Inc.		8,634	1,778,345

Metals & Mining - 1.4%
Freeport-McMoRan Inc.		39,112	1,451,446
Nucor Corp.		17,745	1,702,278

Total Metals & Mining			3,153,724

TOTAL MATERIALS			4,932,069

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Equinix Inc.		3,264	2,619,687

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $146,195,195)			221,983,450

	RATE
SHORT-TERM INVESTMENTS - 1.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $3,649,246)	0.006%	3,649,246	3,649,246

TOTAL INVESTMENTS - 100.0% (Cost - $149,844,441)			225,632,696
Liabilities in Excess of Other Assets - (0.0)%††			(11,621)

TOTAL NET ASSETS - 100.0%			$225,621,075

††	Represents less than 0.1%.

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge All Cap Growth ESG ETF 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ESG ETF (prior to July 1, 2021, the Fund was known as ClearBridge All Cap Growth ETF) (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by

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Notes to Schedule of Investments (unaudited) (cont’d)

the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the

6

Notes to Schedule of Investments (unaudited) (cont’d)

particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$221,983,450	—	—	$221,983,450
Short-Term Investments†	3,649,246	—	—	3,649,246

Total Investments	$225,632,696	—	—	$225,632,696

†	See Schedule of Investments for additional detailed categorizations.

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